Schedule of Future Minimum Lease obligation (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Operating Leased Assets [Line Items]
Operating Leases, Future Minimum Payments, Due 2017	$ 2,834
Operating Leases, Future Minimum Payments, Due 2018	1,259
Operating Leases, Future Minimum Payments, Due 2019	1,282
Operating Leases, Future Minimum Payments, Due 2020	1,306
Operating Leases, Future Minimum Payments, Due Thereafter	548
Office Lease [Member]
Operating Leased Assets [Line Items]
Operating Leases, Future Minimum Payments, Due 2017	1,235
Operating Leases, Future Minimum Payments, Due 2018	1,259
Operating Leases, Future Minimum Payments, Due 2019	1,282
Operating Leases, Future Minimum Payments, Due 2020	1,306
Operating Leases, Future Minimum Payments, Due Thereafter	548
Compressor and Equipment [Member]
Operating Leased Assets [Line Items]
Operating Leases, Future Minimum Payments, Due 2017	$ 1,599